Label	Element	Value
TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tweedy, Browne Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2024, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes are undervalued. The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.
The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
›	low price‑to‑sales ratio as compared to other companies in the same industry;
›
low ratio of enterprise value (the sum of the market value of the company’s shares plus interest-bearing debt and preferred stock, net of cash and cash equivalents) to EBITA (earnings before deduction of interest, taxes, and amortization), EBITDA (earnings before deduction of interest, taxes, depreciation and amortization), or after‑tax EBITA;

›	low stock price in relation to book value;
›	low price‑to‑earnings ratio;
›	low price‑to‑cash‑flow ratio;
›	above-average dividend yield;
›	low financial leverage;
›	high returns on invested capital;
›	purchases of a company’s own stock by the company’s officers and directors;
›	company share repurchases;
›	a stock price that has declined significantly from its previous high price; and/or
›	small market capitalization.
The Fund invests primarily in U.S. and foreign equity securities. The Fund is diversified by issuer and industry, and where practicable, in light of operational and regulatory considerations, seeks to reduce currency risk on its foreign investments by hedging its perceived foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts) based on the Adviser’s judgment of such exposure after taking into account various factors, such as the sources of the portfolio companies’
earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure for the most part on equity securities that are economically tied to the U.S. stock market and foreign stock markets of developed countries. The Fund will generally have some exposure to emerging markets. The Fund is not appropriate for investors primarily seeking income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. For the period from the Fund’s inception through 2006, the Fund chose the S&P 500 Index as its benchmark. Starting in mid‑December 2006, the Fund’s investment mandate changed from investing at least 80% of its assets in U.S. securities to investing no less than approximately 50% of its assets in U.S. securities, and so the Fund chose the MSCI World Index (Hedged to U.S.$) as its benchmark for periods starting January 1, 2007. Effective July 29, 2013, the Fund removed the 50% requirement, and continues to use the MSCI World Index (Hedged to U.S.$) as its benchmark. The S&P 500/MSCI World Index (Hedged to U.S.$) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S.$), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods from December 8, 1993 through December 31, 2006, and the performance of the MSCI World Index (Hedged to U.S.$) beginning January 1, 2007 and thereafter. The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance. Updated performance information for the Fund is available at www.tweedyfunds.com or by calling 800‑432‑4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500/MSCI World Index (Hedged to U.S.$) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S.$), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods from December 8, 1993 through December 31, 2006, and the performance of the MSCI World Index (Hedged to U.S.$) beginning January 1, 2007 and thereafter.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800‑432‑4789
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Value Fund Calendar Year Total Returns1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of December 31, 2023

Best Quarterly Return	13.38% (4th Quarter, 2020)

Worst Quarterly Return	(22.13)% (1st Quarter, 2020)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed during certain periods.

TWEEDY, BROWNE VALUE FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund.
TWEEDY, BROWNE VALUE FUND | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
TWEEDY, BROWNE VALUE FUND | Equity Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

TWEEDY, BROWNE VALUE FUND | Value Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Value Investing Risk. The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.
There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

TWEEDY, BROWNE VALUE FUND | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. The Fund invests in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include, among others:
›	changes in currency exchange rates, which can lower performance in U.S. dollar terms;
›	exchange rate controls (which may include an inability to transfer currency from a given country);
›	costs incurred in conversions between currencies;
›	non‑negotiable brokerage commissions;
›	less publicly available information;
›	not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing, corporate governance and financial reporting;
›	greater market volatility;
›	lower trading volume and/or liquidity;
›	delayed settlements;
›	difficulty in enforcing obligations and contractual and other rights in foreign countries;
›	less securities regulation;
›	different tax provisions (including withholding on interest and dividends paid to the Fund);
›	less well-established contract law;
›	unrecoverable withholding and transfer taxes;
›	war;
›	seizure; and
›	political and social instability and diplomatic developments.
The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities markets in which it is invested, and, to the degree not hedged, the foreign currencies in which its investments are denominated. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.
In addition, the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, events or developments that interrupt the global supply chain, such as pandemic risks, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the U.S. or abroad, inflation, the outbreak of war or hostilities (including international responses such as sanctions), or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Those events might particularly affect companies in emerging countries.

TWEEDY, BROWNE VALUE FUND | Risks of Investing in Europe [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks of Investing in Europe. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund. The economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) (“Brexit”) may increase market volatility and may negatively affect the economies of the United Kingdom, EU countries, and the broader global economy. If one or more other countries were to withdraw from the EU, or if any country were to abandon the euro, those actions would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far‑reaching. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments.

TWEEDY, BROWNE VALUE FUND | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. In addition to the risks relating to foreign securities, securities of issuers located in, or otherwise economically tied to, emerging markets may entail risks relating to expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. Emerging markets countries may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may result in there being little financial information available about emerging market issuers. Additionally, governments in emerging markets countries may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative.

TWEEDY, BROWNE VALUE FUND | Smaller Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Smaller Capitalization Companies Risk. The Fund invests in mid‑, small- and micro‑cap companies. Mid‑, small- and micro‑cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a smaller capitalization company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller capitalization company stocks may not be well known to the investing public. These risks are more pronounced for micro‑cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

TWEEDY, BROWNE VALUE FUND | Currency Hedging Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Hedging Risk. The Fund’s practice of hedging perceived exposure to foreign currencies where practicable, based on the Adviser’s judgment of such exposure, tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Conversely, this practice tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund. The Adviser may be incorrect in its assessment of the Fund’s exposure to one or more foreign currencies. As a result of practical considerations, fluctuations in a security’s prices, and fluctuations in currencies, the Fund’s hedges are generally expected to approximate, but will generally not equal, the Fund’s perceived foreign currency exposure.

TWEEDY, BROWNE VALUE FUND | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. While inflation and/or a more normalized interest rate environment relative to the past decade may create more opportunities for a value focused investment strategy, there can be no guarantee or certainty that any such opportunities will be captured or will be realized.

TWEEDY, BROWNE VALUE FUND | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments.

TWEEDY, BROWNE VALUE FUND | Risk of Loss
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Loss. You could lose money on your investment in the Fund, and the Fund could underperform other investments.
TWEEDY, BROWNE VALUE FUND | TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, One Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, Three Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, Five Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, Ten Years	rr_ExpenseExampleYear10	$ 1,668
Annual Return 2014	rr_AnnualReturn2014	4.02%	[2]
Annual Return 2015	rr_AnnualReturn2015	(5.39%)	[2]
Annual Return 2016	rr_AnnualReturn2016	9.69%	[2]
Annual Return 2017	rr_AnnualReturn2017	16.46%	[2]
Annual Return 2018	rr_AnnualReturn2018	(6.39%)	[2]
Annual Return 2019	rr_AnnualReturn2019	16.05%	[2]
Annual Return 2020	rr_AnnualReturn2020	(1.99%)	[2]
Annual Return 2021	rr_AnnualReturn2021	16.16%	[2]
Annual Return 2022	rr_AnnualReturn2022	(5.67%)	[2]
Annual Return 2023	rr_AnnualReturn2023	15.20%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
One Year	rr_AverageAnnualReturnYear01	15.20%
Five Years	rr_AverageAnnualReturnYear05	7.50%
Ten Years	rr_AverageAnnualReturnYear10	5.38%
TWEEDY, BROWNE VALUE FUND | Return after Taxes on Distributions | TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.00%
Five Years	rr_AverageAnnualReturnYear05	5.93%
Ten Years	rr_AverageAnnualReturnYear10	3.66%
TWEEDY, BROWNE VALUE FUND | Return after Taxes on Distributions and Sale of Fund Shares | TWEEDY, BROWNE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.09%
Five Years	rr_AverageAnnualReturnYear05	5.79%
Ten Years	rr_AverageAnnualReturnYear10	3.99%
TWEEDY, BROWNE VALUE FUND | MSCI World Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.79%
Five Years	rr_AverageAnnualReturnYear05	12.80%
Ten Years	rr_AverageAnnualReturnYear10	8.60%
TWEEDY, BROWNE VALUE FUND | MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.30%
Five Years	rr_AverageAnnualReturnYear05	13.93%
Ten Years	rr_AverageAnnualReturnYear10	10.09%
TWEEDY, BROWNE VALUE FUND | S&P 500/MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.30%
Five Years	rr_AverageAnnualReturnYear05	13.93%
Ten Years	rr_AverageAnnualReturnYear10	10.09%

[1]
The Adviser has voluntarily agreed, through at least July 31, 2025, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne International Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2025 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.

[2]	The 2024 year‑to‑date return for the Value Fund through June 30, 2024 was 4.64%.